UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Recurrent MLP & Infrastructure Fund

Class I (RMLPX )

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Recurrent MLP & Infrastructure Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings. You can also request this information by contacting us at 1-833-732-8773.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Recurrent MLP & Infrastructure Fund	$64	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the semi-annual period from October 31, 2025 through April 30, 2026, the Recurrent MLP & Infrastructure Fund (the "Fund") performed strongly and outperformed its Alerian MLP Index (“AMZ”) benchmark by 12.44%. In late 2025, oil prices were slumping, and energy-related subsectors, such as the pipeline sector where the Fund invests, were underperforming a broad market whose valuations were supported by the accelerating pace of capital investments in Artificial Intelligence (“AI”). Even within the sectors where we invest, we saw a bifurcation between highly-valued areas exposed to AI-related energy demand, a largely domestic trend, and less-highly-valued assets exposed to energy exports, which are exposed to global economic growth. In late 2025, we saw the undervaluation of export-oriented energy infrastructure becoming extreme. Even before the War in Iran began, these export-oriented assets began to appreciate in the face of regime change in Venezuela and lingering conflict in Russia and Ukraine. While the Iran War has benefitted the fundamentals of North American energy exports, the performance of energy equities has been muted since the start of the conflict. Stock selection in the Oil & Gas Storage & Transportation (“Pipeline”) Global Industry Classification Standard ("GICS") sub-industry contributed the majority of outperformance vs. the benchmark. The Fund was heavily weighted to infrastructure which services oil-oriented producing basins and feeds these products into export assets, which benefitted from the changing geopolitical backdrop. The portfolio also benefitted from exposure to Integrated Oil & Gas (“Integrated”) GICS sub-industry, which typically produce, refine, transport and export liquid fuel products into the global market. The portfolio’s exposure to the Automotive Retail (“Gas Station”) GICS sub-industry also contributed to performance, as concerns about weakening gasoline demand subsided and motor fuel margins improved in the face of higher prices at the pump.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Recurrent MLP & Infrastructure Fund
Alerian MLP Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$32,103
$31,639
$26,613
Nov-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Recurrent MLP & Infrastructure Fund	Alerian MLP Index	S&P 500® Index
Nov-2017	$10,000	$10,000	$10,000
Apr-2018	$9,978	$9,927	$10,362
Apr-2019	$10,612	$10,431	$11,761
Apr-2020	$6,374	$6,177	$11,862
Apr-2021	$9,274	$8,985	$17,317
Apr-2022	$13,279	$11,441	$17,353
Apr-2023	$14,312	$13,361	$17,816
Apr-2024	$18,916	$17,965	$21,853
Apr-2025	$20,988	$20,391	$24,497
Apr-2026	$31,639	$26,613	$32,103

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (November 2, 2017)
Recurrent MLP & Infrastructure Fund	39.97%	50.75%	27.82%	14.53%
Alerian MLP Index	27.53%	30.52%	24.25%	12.22%
S&P 500® Index	6.03%	31.05%	13.14%	14.73%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-833-732-8773.

Fund Statistics

Table Summary
Net Assets	$1,566,132,003
Number of Portfolio Holdings	29
Advisory Fee	$5,855,245
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	76.2%
Master Limited Partnerships	22.8%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
95.7%
Materials
3.2%
Money Market Funds
1.0%
Other Assets in Excess of Liabilities
0.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.0%
Materials	3.2%
Energy	95.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cenovus Energy, Inc.	8.3%
Targa Resources Corporation	7.3%
Energy Transfer, L.P.	7.1%
ONEOK, Inc.	6.4%
Murphy USA, Inc.	5.0%
Kinder Morgan, Inc.	5.0%
Sunoco, L.P.	4.9%
Cheniere Energy, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%
Suncor Energy, Inc.	4.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Recurrent MLP & Infrastructure Fund - Class I (RMLPX )

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://recurrentfunds.com/about-our-fund-rmlpx/rmlpx-reports-filings), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-RMLPX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Semi-Annual Financial Statements
& Additional Information
April 30, 2026

Recurrent MLP & Infrastructure Fund
Class I Shares (RMLPX)

1-833-RECURRENT
(1-833-732-8773)
www.recurrentadvisors.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 76.1%
	CHEMICALS - 3.2%
246,238	Dow, Inc.	$9,970,177
127,860	Eastman Chemical Company	9,345,287
749,108	Huntsman Corporation	10,764,682
135,819	LyondellBasell Industries N.V., Class A	10,132,097
83,488	Westlake Corporation	9,624,497
		49,836,740
	OIL & GAS PRODUCERS - 72.9%
709,098	AltaGas Ltd.	26,575,906
4,458,636	Cenovus Energy, Inc.	130,370,516
274,990	Cheniere Energy, Inc.	75,608,501
324,000	DT Midstream, Inc.	47,948,760
429,734	Enbridge, Inc.	23,815,858
1,877,737	Keyera Corporation	72,544,971
2,385,869	Kinder Morgan, Inc.	78,423,514
125,630	Marathon Petroleum Corporation	31,192,673
133,659	Murphy USA, Inc.	78,591,492
1,081,573	ONEOK, Inc.	100,002,240
644,194	PBF Energy, Inc., Class A	27,932,252
1,379,965	Pembina Pipeline Corporation	64,195,972
352,894	Phillips 66	63,220,960
1,074,397	South Bow Corporation	36,787,353
1,071,087	Suncor Energy, Inc.	73,326,616
437,284	Targa Resources Corporation	113,728,823
877,722	Viper Energy, Inc., Class A	43,341,912
717,575	Williams Companies, Inc. (The)	54,758,148
		1,142,366,467

	TOTAL COMMON STOCKS (Cost $715,938,205)	1,192,203,207

	MASTER LIMITED PARTNERSHIPS — 22.8%
	OIL & GAS PRODUCERS - 22.8%
5,483,809	Energy Transfer, L.P.	110,718,103
1,921,504	Enterprise Products Partners, L.P.	74,362,205

See accompanying notes to financial statements.

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 22.8% (Continued)
	OIL & GAS PRODUCERS - 22.8% (Continued)
1,979,577	Plains GP Holdings, L.P., Class A	$48,400,658
1,102,132	Sunoco, L.P.	76,763,494
1,088,920	Western Midstream Partners, L.P.	47,346,242
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $232,920,554)	357,590,702

	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
15,026,971	First American Government Obligations Fund, Class X, 3.58% (Cost$15,026,971)(a)	15,026,971

	TOTAL INVESTMENTS - 99.9% (Cost $963,885,730)	$1,564,820,880
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	1,311,123
	NET ASSETS - 100.0%	$1,566,132,003

L.P.	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.

See accompanying notes to financial statements.

Recurrent MLP & Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

ASSETS
Investment securities:
At cost	$963,885,730
At fair value	$1,564,820,880
Receivable for Fund shares sold	1,203,650
Dividends receivable	1,681,124
Interest receivable	20,972
Prepaid expenses & other assets	67,428
TOTAL ASSETS	1,567,794,054

LIABILITIES
Advisory fees payable	1,082,685
Payable for Fund shares redeemed	371,572
Payable to related parties	126,220
Accrued expenses and other liabilities	81,574
TOTAL LIABILITIES	1,662,051
NET ASSETS	$1,566,132,003

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$825,021,428
Accumulated earnings	741,110,575
NET ASSETS	$1,566,132,003

Net Asset Value Per Share:
Class I Shares:
Net Assets	$1,566,132,003
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	47,455,595
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$33.00

See accompanying notes to financial statements.

Recurrent MLP & Infrastructure Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

INVESTMENT INCOME
Dividends (Foreign taxes withheld: $1,177,500)	$23,825,331
Interest	213,413
TOTAL INVESTMENT INCOME	24,038,744

EXPENSES
Investment advisory fees	5,855,245
Third party administrative services fees	341,392
Administrative services fees	313,278
Transfer agent fees	213,593
Custodian fees	127,962
Printing and postage expenses	58,146
Registration fees	38,689
Chief compliance officer fees	25,769
Audit and tax fees	15,126
Legal fees	10,885
Insurance fees	8,988
Trustees fees and expenses	14,672
Other expenses	3,577
TOTAL EXPENSES	7,027,322
NET INVESTMENT INCOME	17,011,422

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	112,910,803
Foreign currency translations	(43,030)
Total realized gain	112,867,773

Net change in unrealized appreciation on:
Investments	323,361,485
Foreign currency translations	2,447
Total change in unrealized appreciation	323,363,932

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	436,231,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$453,243,127

See accompanying notes to financial statements.

Recurrent MLP & Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30, 2026	October 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$17,011,422	$37,512,987
Net realized gain on investments	112,867,773	44,054,110
Net change in unrealized appreciation on investments	323,363,932	3,561,729
Net increase in net assets resulting from operations	453,243,127	85,128,826

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(43,373,234)	(71,854,826)
Return of capital	—	(10,044,662)
Net decrease in net assets from distributions to shareholders	(43,373,234)	(81,899,488)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	148,918,909	298,096,702
Net asset value of shares issued in reinvestment of distributions:	30,257,706	58,166,912
Payments for shares redeemed:	(203,552,571)	(184,115,123)
Net increase/(decrease) in net assets from shares of beneficial interest	(24,375,956)	172,148,491

TOTAL INCREASE IN NET ASSETS	385,493,937	175,377,829

NET ASSETS
Beginning of year/period	1,180,638,066	1,005,260,237
End of year/period	$1,566,132,003	$1,180,638,066

SHARE ACTIVITY
Class I:
Shares sold	5,313,219	12,081,109
Shares reinvested	1,134,724	2,367,189
Shares redeemed	(7,384,981)	(7,557,030)
Net increase/(decrease) in shares of beneficial interest outstanding	(937,038)	6,891,268

See accompanying notes to financial statements.

Recurrent MLP & Infrastructure Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended		For the Year Ended
	April 30, 2026		October 31,	October 31,	October 31,	October 31,		October 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net asset value, beginning of year/period	$24.40		$24.22	$19.32	$19.21	$15.54		$8.92
Activity from investment operations:
Net investment income (1)	0.36		0.82	0.67	0.73	0.51		0.35
Net realized and unrealized gain on investments (2)	9.16		1.20	5.53	0.68	4.46		7.57
Total from investment operations	9.52		2.02	6.20	1.41	4.97		7.92
Less distributions from:
Net investment income	(0.65)		(1.09)	(0.65)	(0.40)	(0.18)		(0.18)
Net realized gain	(0.27)		(0.54)	(0.65)	(0.65)	—		—
Return of capital	—		(0.21)	—	(0.25)	(1.12)		(1.12)
Total distributions	(0.92)		(1.84)	(1.30)	(1.30)	(1.30)		(1.30)

Net asset value, end of year/period	$33.00		$24.40	$24.22	$19.32	$19.21		$15.54
Total return (3)	39.97%		8.48%	32.87%	7.85%	33.76%		91.87%
Net assets, at end of year/period (000’s)	$1,566,132		$1,180,638	$1,005,260	$630,765	$391,497		$221,659

Ratio of gross expenses to average net assets (4)	1.08	% (6)	1.13%	1.10%	1.10%	1.15%		1.25%
Ratio of net expenses to average net assets (4)	1.08	% (6)	1.13%	1.10%	1.10%	1.23	% (5)	1.25	% (5)
Ratio of net investment income to average net assets	2.61	% (6)	3.33%	3.00%	3.88%	2.93%		2.59%
Portfolio Turnover Rate	14	% (7)	12%	15%	7%	10%		22%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains in the Statement of Operations due to the share transactions for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns may be impacted by fee waivers/recapture.

(4)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(5)	Represents the ratio of expenses to average net assets inclusive of the recapture by Recurrent Investment Advisors, LLC (the “Advisor”) of waived/reimbursed fees from prior periods.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Recurrent MLP & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1.	ORGANIZATION

Recurrent MLP & Infrastructure Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund offers Class I shares. The Fund commenced investment operations for Class I shares on November 2, 2017. The Fund’s investment objective is to seek total return including substantial current income from a portfolio of master limited partnerships (“MLPs”) and energy infrastructure investments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740)    Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Recurrent MLP & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Master Limited Partnerships (“MLPs”) – An MLP is an entity receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”) the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide.

A typical MLP consists of a general partner and limited partners; however, some entities receiving partnership taxation treatment under the Code are established as limited liability companies (“LLCs”). The general partner of an MLP manages the partnership, has an ownership stake in the partnership and in some cases the general partners are eligible to receive an incentive distribution. The limited partners provide capital to the partnership, receive common units of the partnership, have a limited role in the operation and management of the partnership and are entitled to receive cash distributions with respect to their units. Currently, most MLPs operate in the energy, natural resources and real estate sectors. Due to their partnership structure, MLPs generally do not pay income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Recurrent MLP & Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$1,192,203,207	$—	$—	$1,192,203,207
Master Limited Partnerships	357,590,702	—	—	357,590,702
Short-Term Investments	15,026,971	—	—	15,026,971
Total Investments	$1,564,820,880	$—	$—	$1,564,820,880

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 2 or 3 securities during the six months ended April 30, 2026.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and these estimates may subsequently be revised. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Fund. Dividends from net realized gains are distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022-October 31, 2024, or expected to be taken in the Fund’s October 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended April 30, 2026, the aggregate purchases and sales of investments (excluding short-term investments) was $177,952,257 and $230,876,707, respectively.

Principal Investment Risks – The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information (“SAI”) for further information regarding the risks associated with the Fund’s investments, which include but are not limited to active trading risk, cash flow risk, concentration risk, cybersecurity risk, energy sector focus risk, energy infrastructure industry focus risks (including acquisition risk, catastrophic event risk, commodity price risk, depletion risk, environmental and regulatory risk, interest rate risk, natural resources risk, supply and demand risk, and weather risk), equity risk, gap risk, geographic and sector risk, IPO risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, master limited partnership risk, MLP tax risk, non-diversification risk, portfolio turnover risk, RIC qualification risk, and volatility risk.

Concentration Risk – Because the Fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, an adverse economic, business, regulatory or political development affecting that industry may cause the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Energy Sector Focus Risk – The Fund focuses its investments in the energy sector, which is comprised of energy, industrial, consumer, infrastructure and logistics companies, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy markets have experienced significant volatility in recent periods, including a historic drop in crude oil and natural gas prices in April 2020 attributable to the significant

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

decrease in demand for oil and other energy commodities as a result of the slowdown in economic activity due to the COVID-19 pandemic as well as price competition among key oil-producing countries. The low price environment caused financial hardship for energy companies and led to energy companies defaulting on debt and filing for bankruptcy. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, energy sector companies are subject to substantial government regulation and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Energy Infrastructure Industry Focus Risk – A substantial percentage of the Fund invests primarily in the energy infrastructure industry. As a result, the Fund will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy infrastructure industry. Risks associated with investments in MLPs and other companies operating in the energy infrastructure industry include but are not limited to the following:

○	Acquisition Risk – Energy infrastructure companies owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

○	Catastrophic Event Risk – MLPs and other companies operating in the energy infrastructure industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy infrastructure industry.

○	Commodity Price Risk – MLPs and other companies operating in the energy infrastructure industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy infrastructure commodity prices would directly impact companies that own such energy infrastructure commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy infrastructure commodities.

○	Depletion Risk – Energy infrastructure companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy infrastructure commodities or exploration of new sources of energy infrastructure commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

○	Environmental and Regulatory Risk – Companies operating in the energy infrastructure industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future. The Fund cannot predict whether regulatory agencies will take any action to adopt new regulations or provide guidance that will adversely impact the energy infrastructure industry. In addition, the prior presidential administration announced several initiatives aimed at addressing climate change. It is unclear how these initiatives could impact the Fund’s investments, particularly in light of the change in presidential administrations in 2025. Furthermore, the current presidential administration could significantly impact the regulation of U.S. financial markets and it is not possible to predict, what, if any, changes will be made or their potential effect on the economy, securities markets, energy infrastructure and natural resources markets, real estate markets, existing trade, tax and energy and infrastructure policies, among others. Additionally, actions taken may impact different sectors of the energy and natural resources markets in disparate ways or may impact specific issuers in a given sector in differing ways. The Advisor cannot predict the effects of changing regulations or policies on the Fund’s portfolio, and the Fund may be affected by governmental action in ways that are not foreseeable. There is a possibility that such actions could have a significant

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

adverse effect on the Fund and its ability to achieve its investment objective. At any time federal, state and local legislation or regulation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets or may change the way in which the Fund itself is regulated.

○	Interest Rate Risk – Rising interest rates could increase the cost of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of energy infrastructure securities as the yields on alternative investments increase.

○	Natural Resources Risk – The Fund’s investments in natural resources issuers (including MLPs) is susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The natural resources sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. Companies operating in the natural resources sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; domestic and global competition, extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, natural resource sector companies are subject to substantial government regulation, including environmental regulation and liability for environmental damage, and changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other natural resources reserves may also affect the profitability of natural resources companies.

○	Supply and Demand Risk – Companies in the energy infrastructure industry may be impacted by the levels of supply and demand for energy infrastructure commodities. For example, demand for oil and other energy commodities was adversely impacted by the market disruption and slowdown in economic activity resulting from the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

○	Weather Risk – Weather plays a role in the seasonality of some energy infrastructure companies’ cash flows, and extreme weather conditions could adversely affect performance and cash flows of those companies.

Equity Risk – Common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities markets, adverse investor sentiment, and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, tariffs, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Master Limited Partnership Risk – An investment in MLP units involves certain risks, which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders of MLPs and the general partner, including those arising from incentive distribution payments. The MLP market may be adversely impacted by negative investor perceptions, such as reaction to reduced distributions. Risks of MLPs include the following: a decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs or MLP-related securities. In addition, investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs. The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations. Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general. Within the past several years, global oil prices have experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history. Reduced production and continued oil price volatility may adversely impact the value of the Fund’s investments in MLPs and energy infrastructure companies.

MLP Tax Risk – Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Recurrent Investment Advisors, LLC (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.90%. Pursuant to the advisory agreement, the Fund incurred $5,855,245 in advisory fees for the six months ended April 30, 2026. As of April 30, 2026, the amount due to Advisor from the Fund was $1,082,685.

The Advisor has contractually agreed to reduce the Fund’s fees and/or to absorb expenses of the Fund until at least until March 1, 2027 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.25% of the average daily net assets attributable to the Fund. This agreement may be terminated by the Board on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and increase its performance. For the six months ended April 30, 2026, the Advisor did not waive any fees or reimburse expenses. There are

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

no previously waived fees or reimbursed expenses available for recoupment.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Ultimus Fund Solutions, LLC. The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. During the six months ended April 30, 2026, the Fund did not pay distribution related charges pursuant to the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2026, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$923,024,473	$641,856,697	$(60,290)	$641,796,407

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2025 and October 31, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$18,651,293	$22,543,162
Long-Term Capital Gain	53,203,533	26,265,188
Return of Capital	10,044,662	—
	$81,899,488	$48,808,350

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$12,810,709	$—	$—	$—	$318,429,973	$331,240,682

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

The difference between book basis and tax basis unrealized appreciation, undistributed net realized gains and undistributed net investment income/(loss) is primarily attributable to tax adjustments for partnerships and the tax deferral of losses on wash sales. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(4,949).

During the fiscal year ended October 31, 2025, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits and adjustments to the Fund’s prior year federal tax return, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2025 as follows:

Paid
In	Distributable
Capital	Earnings
$603,376	$(603,376)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, Charles Schwab & Company, Inc. held approximately 28.36% of the voting securities of the Fund and may be deemed to control the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISOR
Recurrent Investment Advisors, LLC
3801 Kirby Drive, Suite 654
Houston, TX 77098

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

(b)	Financial Highlights are included in Item 7(a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer,
Date: 7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer
Date: 7/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer
Date: 7/7/2026